Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Capital Stock [Abstract]
CAPITAL STOCK
NOTE 12 – CAPITAL STOCK

The Company is authorized to issue 500,000,000 shares of preferred stock, $0.001 par value, and as of March 31, 2014 and December 31, 2013, it had 90,000,000 shares issued and outstanding, respectively.

The Company is authorized to issue 1,000,000,000 shares of common stock, $0.001 par value, and as of March 31, 2014 and December 31, 2013, it had 123,000,000 shares issued and outstanding, respectively.

On October 30, 2013, Anpulo entered into a Share Exchange Agreement (the “Exchange Agreement”) with Anpulo HK. Pursuant to the terms of the Exchange Agreement, the shareholders of Anpulo HK transferred to Anpulo all of the Anpulo HK Shares in exchange for the issuance of 122,900,000 shares of Anpulo’s common stock (the “Share Exchange”). As a result of the Share Exchange, Anpulo HK became a wholly-owned subsidiary of Anpulo and the shareholders of Anpulo HK acquired approximately 99.92% of Anpulo’s issued and outstanding common stock. Other than its equity interest in Anpulo HK, Anpulo does not own any assets or conduct any operations.

NOTE 12 – CAPITAL STOCK

The Company is authorized to issue 500,000,000 shares of preferred stock, $0.001 par value, and as of December 31, 2013 and 2012, it had 90,000,000 shares and 0  shares issued and outstanding, respectively.

The Company is authorized to issue 1,000,000,000 shares of common stock, $0.001 par value, and as of December 31, 2013 and 2012, it had 123,000,000 shares and 122,900,000 shares issued and outstanding, respectively.

On October 30, 2013, Anpulo entered into a Share Exchange Agreement (the “Exchange Agreement”) with Anpulo HK. Pursuant to the terms of the Exchange Agreement, the shareholders of Anpulo HK transferred to Anpulo all of the Anpulo HK Shares in exchange for the issuance of 122,900,000 shares of Anpulo’s common stock (the “Share Exchange”). As a result of the Share Exchange, Anpulo HK became a wholly-owned subsidiary of Anpulo and the shareholders of Anpulo HK acquired approximately 99.92% of Anpulo’s issued and outstanding common stock. Other than its equity interest in Anpulo HK, Anpulo does not own any assets or conduct any operations.